SCHEDULE OF GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of December 31, 2022	$ 7,700,569
Addition
Impairment loss	(7,362,187)	$ (6,244,555)
Effect of exchange rate	(338,382)
Balance as of December 31, 2023		$ 7,700,569